Cover	Sep. 09, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 09, 2026
Entity File Number	001-40804
Entity Registrant Name	Pasithea Therapeutics Corp.
Entity Central Index Key	0001841330
Entity Tax Identification Number	85-1591963
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1111 Lincoln Road
Entity Address, Address Line Two	Suite 500
Entity Address, City or Town	Miami Beach
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33139
City Area Code	702
Local Phone Number	514-4174
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Stock, par value $0.0001 per share
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	KTTA
Security Exchange Name	NASDAQ
Warrants to purchase shares of Common Stock, par value $0.0001 per share
Title of 12(b) Security	Warrants to purchase shares of Common Stock, par value $0.0001 per share
Trading Symbol	KTTAW
Security Exchange Name	NASDAQ